Patents, and Trademark Rights, Net (Details Narrative)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	17 years	17 years
Finite-Lived Intangible Asset, Weighted-Average Period before Renewal or Extension	12 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Finite-Lived Intangible Asset, Weighted-Average Period before Renewal or Extension	6 years